Fees Summary	May 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,211,797,500
Total Fee Amount	857,849.23
Total Offset Amount	0
Net Fee	$ 857,849.23
Offset Table N/A	N/A